ORDINARY SHARE AND SHARE INCENTIVE PLANS - Intrinsic Value - Additional Information (Details) - 2017 Equity Incentive Plan	12 Months Ended
Dec. 31, 2024 $ / shares
Market value of shares as reported by NASDAQ ((in dollars per share)	$ 2.9
Weighted average remaining contractual life of options exercisable	3 years 6 months 10 days
Weighted average remaining contractual life of options expected to vest	3 years 6 months 10 days